Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
February 28, 2025
GO-NPRT1-0425
1.797926.121
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)	3,154	4,176,085
CANADA - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (d)	1,558,600	174,563,200
CHINA - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	1,134,567	244,601,300
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (d)	67,662	10,594,516
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE	408,200	113,276,079
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(c)(d)	2,973,550	8,754,660
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	16,636	8,212,860
TOTAL INDIA		16,967,520
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Circle Internet Financial LLC (b)	1,497,818	43,511,613
Circle Internet Financial LLC (b)	155,650	4,521,632

TOTAL IRELAND		48,033,245
ISRAEL - 0.2%
Financials - 0.1%
Financial Services - 0.1%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	15,447,121
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (d)	167,900	33,695,852
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	54,999	153,447
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	79,082	122,577
		276,024
TOTAL ISRAEL		49,418,997
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (d)	97,099	60,654,832
SINGAPORE - 1.6%
Communication Services - 1.6%
Entertainment - 1.6%
Sea Ltd Class A ADR (d)	3,041,776	387,126,832
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,918,700	346,382,911
UNITED KINGDOM - 0.3%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	6,988,700	23,999,664
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)	28,638	24,783,898
TOTAL FINANCIALS		48,783,562

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC ADR (d)(e)	3,722,300	35,585,188
TOTAL UNITED KINGDOM		84,368,750
UNITED STATES - 90.8%
Communication Services - 20.9%
Entertainment - 5.9%
Netflix Inc (d)	503,823	494,028,681
ROBLOX Corp Class A (d)	1,694,500	107,837,980
Roku Inc Class A (d)	10,096,238	843,136,835
Spotify Technology SA (d)	4,200	2,553,642
		1,447,557,138
Interactive Media & Services - 13.3%
Alphabet Inc Class A	2,245,060	382,288,816
Alphabet Inc Class C	5,703,680	982,287,770
Epic Games Inc (b)(c)(d)	56,200	36,751,428
Meta Platforms Inc Class A	2,618,485	1,749,671,678
Reddit Inc Class A	791,000	127,967,980
		3,278,967,672
Media - 0.0%
Trade Desk Inc (The) Class A (d)	106,300	7,475,016
Wireless Telecommunication Services - 1.7%
T-Mobile US Inc	1,610,625	434,369,456
TOTAL COMMUNICATION SERVICES		5,168,369,282

Consumer Discretionary - 10.9%
Automobiles - 0.7%
General Motors Co	231,100	11,353,943
Neutron Holdings Inc (b)(c)(d)	474,927	30,775
Rad Power Bikes Inc (b)(c)(d)	382,384	53,534
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	449,400	157,290
Rivian Automotive Inc Class A (d)	22,700	268,768
Tesla Inc (d)	544,540	159,539,329
		171,403,639
Broadline Retail - 5.4%
Amazon.com Inc (d)	6,310,240	1,339,537,747
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill Inc (d)	740,200	39,948,594
Hilton Worldwide Holdings Inc	355,900	94,299,264
Sonder Holdings Inc Stage 1 rights (b)(d)	15,489	0
Sonder Holdings Inc Stage 2 rights (b)(d)	15,488	0
Sonder Holdings Inc Stage 3 rights (b)(d)	15,488	0
Sonder Holdings Inc Stage 4 rights (b)(d)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(d)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(d)	15,488	1
Starbucks Corp	1,571,269	181,968,663
		316,216,522
Household Durables - 0.0%
Lennar Corp Class A	64,600	7,728,098
Specialty Retail - 3.4%
Carvana Co Class A (d)	1,911,300	445,524,030
Floor & Decor Holdings Inc Class A (d)	979,900	94,687,737
Lowe's Cos Inc	863,000	214,576,320
Wayfair Inc Class A (d)	433,529	17,146,072
Williams-Sonoma Inc	395,100	76,878,558
		848,812,717
Textiles, Apparel & Luxury Goods - 0.1%
Bombas LLC (b)(c)	5,086,874	14,904,541
TOTAL CONSUMER DISCRETIONARY		2,698,603,264

Consumer Staples - 1.2%
Beverages - 0.0%
Coca-Cola Co/The	38,700	2,755,827
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (d)	2,017,100	204,251,546
Walmart Inc	758,400	74,785,824
		279,037,370
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	19,087,368	19,278,242
JUUL Labs Inc Class B (b)(c)(d)	2,772	2,799
Philip Morris International Inc	17,700	2,748,456
		22,029,497
TOTAL CONSUMER STAPLES		303,822,694

Financials - 6.4%
Capital Markets - 1.9%
Blue Owl Capital Inc Class A	3,955,100	85,153,303
Charles Schwab Corp/The	754,900	60,037,197
Coinbase Global Inc Class A (d)	526,500	113,523,930
LPL Financial Holdings Inc	415,700	154,532,318
Robinhood Markets Inc Class A (d)	1,380,900	69,183,090
		482,429,838
Financial Services - 4.5%
Apollo Global Management Inc	1,382,300	206,335,921
Fiserv Inc (d)	1,190,500	280,588,945
Mastercard Inc Class A	95,500	55,037,605
Visa Inc Class A	1,544,761	560,300,262
		1,102,262,733
Insurance - 0.0%
Progressive Corp/The	10,200	2,876,400
TOTAL FINANCIALS		1,587,568,971

Health Care - 3.5%
Biotechnology - 1.8%
AbbVie Inc	662,600	138,503,278
Alnylam Pharmaceuticals Inc (d)	245,135	60,487,061
Cytokinetics Inc (d)	1,240,400	57,058,400
Nuvalent Inc Class A (d)	380,176	28,505,596
Regeneron Pharmaceuticals Inc	75,200	52,545,248
Vaxcyte Inc (d)	966,543	70,576,970
Viking Therapeutics Inc (d)(e)	970,978	28,032,135
		435,708,688
Health Care Equipment & Supplies - 1.3%
Blink Health LLC Class A1 (b)(c)(d)	72,562	2,617,311
Boston Scientific Corp (d)	3,010,374	312,446,718
		315,064,029
Pharmaceuticals - 0.4%
Eli Lilly & Co	101,500	93,443,945
Structure Therapeutics Inc ADR (d)	263,100	6,248,625
		99,692,570
TOTAL HEALTH CARE		850,465,287

Industrials - 4.5%
Aerospace & Defense - 0.8%
Axon Enterprise Inc (d)	137,900	72,873,255
GE Aerospace	203,900	42,203,222
Howmet Aerospace Inc	47,400	6,474,840
Space Exploration Technologies Corp (b)(c)(d)	210,518	38,945,830
Space Exploration Technologies Corp Class C (b)(c)(d)	46,133	8,534,605
TransDigm Group Inc	19,600	26,797,120
		195,828,872
Building Products - 2.3%
Builders FirstSource Inc (d)	4,043,577	562,016,767
Commercial Services & Supplies - 0.1%
ACV Auctions Inc Class A (d)	2,230,113	35,815,615
Ground Transportation - 1.3%
Uber Technologies Inc (d)	4,134,581	314,269,502
Machinery - 0.0%
Symbotic Inc Class A (d)(e)	231,900	5,264,130
TOTAL INDUSTRIALS		1,113,194,886

Information Technology - 41.4%
Communications Equipment - 0.5%
Arista Networks Inc	1,440,400	134,029,220
Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd (d)	10,368,799	392,873,794
IT Services - 0.5%
IBM Corporation	453,000	114,355,320
Semiconductors & Semiconductor Equipment - 18.9%
Advanced Micro Devices Inc (d)	2,234,400	223,127,184
Analog Devices Inc	9,400	2,162,564
ARM Holdings PLC ADR (d)	2,000	263,379
Astera Labs Inc (d)	280,073	20,823,428
Broadcom Inc	5,136,000	1,024,272,480
Credo Technology Group Holding Ltd (d)	39,405	2,174,368
Marvell Technology Inc	3,886,130	356,824,457
Micron Technology Inc	563,700	52,779,231
NVIDIA Corp	23,735,820	2,965,078,634
ON Semiconductor Corp (d)	173,931	8,183,454
		4,655,689,179
Software - 13.0%
AppLovin Corp Class A (d)	1,286,600	419,097,084
Cadence Design Systems Inc (d)	12,800	3,206,400
Celestial AI Inc (b)(c)	7,127	105,591
Coreweave Inc Class A (b)(c)	18,767	17,639,854
Datadog Inc Class A (d)	851,600	99,253,980
HubSpot Inc (d)	93,849	67,945,738
Microsoft Corp	4,861,615	1,930,012,539
Monday.com Ltd (d)	27,000	8,012,790
OpenAI Global LLC rights (b)(c)(d)	4,034,677	4,317,104
Oracle Corp	1,614,800	268,153,688
Palantir Technologies Inc Class A (d)	1,179,700	100,180,124
Samsara Inc Class A (d)	1,010,800	48,194,944
Servicenow Inc (d)	240,358	223,475,254
Stripe Inc Class B (b)(c)(d)	73,500	2,478,420
Synopsys Inc (d)	13,700	6,264,736
Zscaler Inc (d)	25,700	5,043,111
		3,203,381,357
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	5,916,260	1,430,788,319
Dell Technologies Inc Class C	2,608,700	268,070,012
Sandisk Corp/DE	9,666	452,852
Western Digital Corp (d)	29,000	1,418,970
		1,700,730,153
TOTAL INFORMATION TECHNOLOGY		10,201,059,023

Materials - 0.2%
Construction Materials - 0.2%
Martin Marietta Materials Inc	99,300	47,975,802
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Zillow Group Inc Class A (d)	11,820	879,290
Zillow Group Inc Class C (d)	1,373,100	105,261,846
		106,141,136
Utilities - 1.4%
Electric Utilities - 1.3%
Constellation Energy Corp	859,200	215,268,264
NRG Energy Inc	971,600	102,707,836
		317,976,100
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	188,700	25,221,642
TOTAL UTILITIES		343,197,742

TOTAL UNITED STATES		22,420,398,087
TOTAL COMMON STOCKS (Cost $12,115,758,263)		23,960,562,354

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(c)	842,600	2,446,826
Neutron Holdings Inc 4% 6/12/2027 (b)(c)	231,600	672,543
Neutron Holdings Inc 7.5% 10/29/2026 (b)(c)(f)	14,258,310	18,494,454
		21,613,823
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (b)(c)	122,289	125,958
TOTAL UNITED STATES		21,739,781
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $15,454,799)		21,739,781

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc (b)(c)	16,900	928,036
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	116,411	32,711,491
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (b)(c)(d)	290,611	56,226,297
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(c)	315,308	9,440,322
INDIA - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(c)	66,304	3,965,642
Meesho Series E (b)(c)	11,045	660,601
Meesho Series E1 (b)(c)	17,820	1,065,814
Meesho Series F (b)(c)(d)	254,051	15,459,004
		21,151,061
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	39,764	19,630,692
Pine Labs Pvt Ltd Series A (b)(c)(d)	9,936	4,905,204
Pine Labs Pvt Ltd Series B (b)(c)(d)	10,808	5,335,693
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	8,745	4,317,232
Pine Labs Pvt Ltd Series C (b)(c)(d)	16,265	8,029,705
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	3,427	1,691,841
Pine Labs Pvt Ltd Series D (b)(c)(d)	3,667	1,810,325
		45,720,692
TOTAL INDIA		66,871,753
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)	141,900	523,412
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	501,100	3,151,919
Xsight Labs Ltd Series E (b)(c)	395,415	3,096,099
Xsight Labs Ltd Series E1 (b)(c)	183,329	1,710,460
		7,958,478
TOTAL ISRAEL		8,481,890
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	6,477,300	419,729
Rad Power Bikes Inc Series A (b)(c)(d)	49,852	6,979
Rad Power Bikes Inc Series C (b)(c)(d)	196,163	78,465
Rad Power Bikes Inc Series D (b)(c)(d)	415,700	278,519
Waymo LLC Series A2 (b)(c)(d)	47,838	3,024,797
Waymo LLC Series C2 (b)(c)	103,289	7,938,793
		11,747,282
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	70,400	2,475,968
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	566,439	572,103
JUUL Labs Inc Series D (b)(c)(d)	3,671	3,708
		575,811
TOTAL CONSUMER STAPLES		3,051,779

Financials - 0.1%
Financial Services - 0.1%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	63,679	4,740,265
Tenstorrent Holdings Inc Series D1 (b)(c)	102,224	8,059,340
		12,799,605
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	234,164	8,446,296
Blink Health LLC Series D (b)(c)	50,268	1,813,167
		10,259,463
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(g)	764,320	2,934,989
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	153,312	5,969,969
TOTAL HEALTH CARE		19,164,421

Industrials - 0.9%
Aerospace & Defense - 0.7%
Anduril Industries Inc, Series F (b)(c)	556,061	21,475,076
Relativity Space Inc Series E (b)(c)(d)	1,068,417	1,004,312
Space Exploration Technologies Corp Series I (b)(c)(d)	16,438	30,410,300
Space Exploration Technologies Corp Series N (b)(c)(d)	51,400	95,090,000
		147,979,688
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)	191,430	7,000,595
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	441,839	45,876,143
Beta Technologies Inc Series C, 6% (b)(c)	33,500	3,516,830
		49,392,973
TOTAL INDUSTRIALS		204,373,256

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	380,829	1,553,782
Enevate Corp Series E (b)(c)(d)	7,873,996	4,409,438
Vast Data Ltd Series A (b)(c)(d)	54,250	1,222,795
Vast Data Ltd Series A1 (b)(c)(d)	133,528	3,009,721
Vast Data Ltd Series A2 (b)(c)(d)	153,600	3,462,144
Vast Data Ltd Series B (b)(c)(d)	122,222	2,754,884
Vast Data Ltd Series C (b)(c)(d)	3,563	80,310
Vast Data Ltd Series E (b)(c)(d)	116,791	2,632,469
		19,125,543
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	509,400	3,800,124
Yanka Industries Inc Series E (b)(c)(d)	341,047	975,394
Yanka Industries Inc Series F (b)(c)(d)	380,955	1,798,108
		6,573,626
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	1,198,500	7,262,910
SiMa Technologies Inc Series B1 (b)(c)(d)	171,099	1,219,936
		8,482,846
Software - 0.6%
Anthropic PBC Series D (b)(c)	66,894	3,915,975
Anthropic PBC Series E (b)(c)	32,500	1,822,925
Celestial AI Inc Series A (b)(c)	45,442	673,255
Celestial AI Inc Series B (b)(c)	34,194	506,608
Celestial AI Inc Series C1 (b)(c)	136,975	2,387,502
Coreweave Inc Series C (b)(c)	653	694,086
Crusoe Energy Systems LLC Series D (b)(c)	276,930	8,078,048
Databricks Inc Series G (b)(c)(d)	181,200	16,761,000
Databricks Inc Series H (b)(c)(d)	32,352	2,992,560
Databricks Inc Series I (b)(c)(d)	2,463	227,828
Databricks Inc Series J (b)(c)	26,102	2,414,435
Lyte Ai Inc (b)(c)	290,100	3,663,963
MOLOCO Inc Series A (b)(c)(d)	265,144	17,313,903
Mountain Digital Inc Series D (b)(c)(d)	896,466	17,158,359
Runway AI Inc Series D (b)(c)	74,463	8,552,076
Skyryse Inc Series B (b)(c)(d)	244,100	6,663,930
Stripe Inc Series H (b)(c)(d)	165,183	5,569,971
xAI Corp Series B (b)(c)	1,044,317	22,609,463
xAI Corp Series C (b)(c)	559,691	12,117,310
		134,123,197
TOTAL INFORMATION TECHNOLOGY		168,305,212

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	674,317	16,803,980
TOTAL UNITED STATES		436,245,535
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $544,706,172)		610,905,324

Domestic Equity Funds - 0.2%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $37,714,905)	96,800	37,712,312

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(c)	449,400	501,950
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(c)(h)	437,591	389,791
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(c)	1,336,704	1,378,885
TOTAL INFORMATION TECHNOLOGY		1,768,676

TOTAL UNITED STATES		2,270,626
TOTAL PREFERRED SECURITIES (Cost $2,223,695)		2,270,626

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	102,648,338	102,668,868
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	33,261,945	33,265,271
TOTAL MONEY MARKET FUNDS (Cost $135,934,139)			135,934,139

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $12,851,791,973)	24,769,124,536
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(62,920,572)
NET ASSETS - 100.0%	24,706,203,964

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $866,383,367 or 3.5% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/22	7,637,145

Anduril Industries Inc, Series F	8/07/24	12,086,876

Anthropic PBC Series D	5/31/24	2,007,121

Anthropic PBC Series E	2/14/25	1,822,811

Beta Technologies Inc Series A	4/09/21	32,373,544

Beta Technologies Inc Series C, 6%	10/24/24	3,834,745

Blink Health LLC Class A1	12/30/20 - 6/17/24	2,072,749

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939,445

Blink Health LLC Series D	6/17/24 - 6/25/24	2,111,256

Bolt Technology OU Series E	1/03/22	75,499,721

Bombas LLC	2/16/21 - 11/12/21	24,316,178

ByteDance Ltd Series E1	11/18/20	12,755,640

Canva Inc Class A	12/23/24	4,037,404

Celestial AI Inc	2/25/25	105,591

Celestial AI Inc Series A	2/25/25	673,255

Celestial AI Inc Series B	2/25/25	506,608

Celestial AI Inc Series C1	2/25/25	2,387,502

Cellink Corp Series D	1/20/22	7,930,345

Coreweave Inc Class A	11/29/23 - 10/03/24	11,224,263

Coreweave Inc Series C	5/17/24	508,720

Crusoe Energy Systems LLC Series D	12/10/24	8,078,558

Databricks Inc Series G	2/01/21	10,713,021

Databricks Inc Series H	8/31/21	2,377,359

Databricks Inc Series I	9/14/23	181,031

Databricks Inc Series J	12/17/24	2,414,435

Diamond Foundry Inc Series C	3/15/21	16,183,608

Element Labs Inc Series A	2/11/25	523,412

Enevate Corp 10% 5/12/2025	11/12/24	122,289

Enevate Corp 6%	11/02/23 - 10/31/24	437,591

Enevate Corp Series E	1/29/21	8,729,781

Epic Games Inc	7/13/20 - 3/29/21	45,614,000

GoBrands Inc Series G	3/02/21	17,580,098

Gupshup Inc	6/08/21	11,647,533

JUUL Labs Inc Class A	2/23/24	19,373,106

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15	0

JUUL Labs Inc Series D	6/25/18	0

Lenskart Solutions Pvt Ltd	4/30/24	8,194,542

Lyte Ai Inc	8/13/24	3,680,238

Meesho Series D2	7/15/24	3,713,024

Meesho Series E	7/15/24	618,520

Meesho Series E1	4/18/24	997,920

Meesho Series F	9/21/21 - 7/15/24	19,266,763

MOLOCO Inc Series A	6/26/23	15,908,640

Mountain Digital Inc Series D	11/05/21	20,587,611

Neutron Holdings Inc	2/04/21	4,750

Neutron Holdings Inc 4% 5/22/2027	6/04/20	842,600

Neutron Holdings Inc 4% 6/12/2027	6/12/20	231,600

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	14,258,310

Neutron Holdings Inc Series 1C	7/03/18	1,184,310

OpenAI Global LLC rights	9/30/24	4,034,677

Oura Health Oy Series D	12/18/24	8,100,263

Pine Labs Pvt Ltd	6/30/21	6,202,899

Pine Labs Pvt Ltd Series 1	6/30/21	14,826,405

Pine Labs Pvt Ltd Series A	6/30/21	3,704,737

Pine Labs Pvt Ltd Series B	6/30/21	4,029,871

Pine Labs Pvt Ltd Series B2	6/30/21	3,260,661

Pine Labs Pvt Ltd Series C	6/30/21	6,064,568

Pine Labs Pvt Ltd Series C1	6/30/21	1,277,791

Pine Labs Pvt Ltd Series D	6/30/21	1,367,278

Rad Power Bikes Inc	1/21/21	1,844,559

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	449,400

Rad Power Bikes Inc Series A	1/21/21	240,478

Rad Power Bikes Inc Series C	1/21/21	946,259

Rad Power Bikes Inc Series D	9/17/21	3,983,986

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Rapyd Financial Network 2016 Ltd	3/30/21	24,999,987

Relativity Space Inc Series E	5/27/21	24,397,409

Revolut Group Holdings Ltd	12/27/24	24,907,775

Runway AI Inc Series D	9/06/24	8,073,112

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	1,336,704

SiMa Technologies Inc Series B	5/10/21	6,145,189

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	1,213,246

Skyryse Inc Series B	10/21/21	6,024,381

Space Exploration Technologies Corp	2/16/21 - 12/09/24	16,633,059

Space Exploration Technologies Corp Class C	4/02/24 - 12/09/24	5,614,778

Space Exploration Technologies Corp Series I	4/05/18	2,778,022

Space Exploration Technologies Corp Series N	8/04/20	13,878,000

Starling Bank Ltd Class D	6/18/21 - 4/05/22	13,359,047

Stripe Inc Class B	5/18/21	2,949,436

Stripe Inc Series H	3/15/21 - 5/25/23	6,627,968

Taalas Inc	2/19/25	928,036

Tenstorrent Holdings Inc Series C1	4/23/21	3,786,046

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	8,057,955

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	22,093,889

Vast Data Ltd Series A	11/28/23	596,750

Vast Data Ltd Series A1	11/28/23	1,468,808

Vast Data Ltd Series A2	11/28/23	1,689,600

Vast Data Ltd Series B	11/28/23	1,344,442

Vast Data Ltd Series C	11/28/23	39,193

Vast Data Ltd Series E	11/28/23	2,569,402

Waymo LLC Series A2	5/08/20	4,107,715

Waymo LLC Series C2	10/18/24	8,077,334

xAI Corp Series B	5/13/24	12,500,474

xAI Corp Series C	11/22/24	12,117,310

Xsight Labs Ltd Series D	2/16/21	4,006,796

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	3,163,326

Xsight Labs Ltd Series E1	1/11/24	1,465,899

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series E	5/15/20	4,119,575

Yanka Industries Inc Series F	4/08/21	12,143,626

Zipline International Inc Series G	6/07/24	8,029,780

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	69,008,413	955,616,875	921,956,420	693,969	-	-	102,668,868	102,648,338	0.2%
Fidelity Securities Lending Cash Central Fund	5,811,331	231,064,853	203,610,913	52,957	-	-	33,265,271	33,261,945	0.1%
Total	74,819,744	1,186,681,728	1,125,567,333	746,926	-	-	135,934,139	135,910,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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